Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 54.5%
$782,000	ACC Trust 2019-1 6.410%, 2/20/2024[1,2]	$500,644
11,788,412	Alternative Loan Trust 2005-62 1.394%, 12/25/2035[2,3,4]	1,110,586
2,350,000	Avant Loans Funding Trust 2019-A 4.650%, 4/15/2026[1,2]	587,500
	Bellemeade Re 2017-1 Ltd.
6,000,000	4.297%, (1-Month USD Libor+335 basis points), 10/25/2027[1,2,5]	5,048,683
5,250,000	5.696%, (1-Month USD Libor+475 basis points), 10/25/2027[1,2,5]	1,342,430
6,000,000	Bellemeade Re 2018-1 Ltd. 5.196%, (1-Month USD Libor+425 basis points), 4/25/2028[1,2,5]	1,626,335
1,724,000	Bellemeade Re 2018-2 Ltd. 3.597%, (1-Month USD Libor+265 basis points), 8/25/2028[1,2,5]	441,639
	Bellemeade Re 2018-3 Ltd.
4,000,000	3.697%, (1-Month USD Libor+275 basis points), 10/25/2028[1,2,5]	2,595,890
5,250,000	4.847%, (1-Month USD Libor+390 basis points), 10/25/2028[1,2,5]	1,455,630
	Bellemeade Re 2019-1 Ltd.
4,000,000	3.647%, (1-Month USD Libor+270 basis points), 3/25/2029[1,2,5]	2,666,645
3,731,000	4.947%, (1-Month USD Libor+400 basis points), 3/25/2029[1,2,5]	926,318
1,500,000	Bellemeade Re 2019-2 Ltd. 4.047%, (1-Month USD Libor+310 basis points), 4/25/2029[1,2,5]	920,005
2,000,000	Bellemeade Re 2019-4 Ltd. 4.797%, (1-Month USD Libor+385 basis points), 10/25/2029[1,2,5]	333,195
574,030	CAN Capital Funding LLC 2014-1A 4.257%, 4/15/2020[1,6]	9,810
3,000,000	Carvana Auto Receivables Trust 2019-3 4.600%, 7/15/2026[1,2]	2,322,105
1,000,000	CHL GMSR Issuer Trust 4.447%, (1-Month USD Libor+350 basis points), 5/25/2023[1,2,5]	600,000
5,822,408	Dividend Solar Loans LLC 2019-1 5.680%, 8/22/2039[1,2]	3,484,257
	Eagle RE 2018-1 Ltd.
1,500,000	3.947%, (1-Month USD Libor+300 basis points), 11/25/2028[1,2,5]	1,045,468
6,594,000	4.947%, (1-Month USD Libor+400 basis points), 11/25/2028[1,2,5]	1,708,823
	Eagle RE 2019-1 Ltd.
6,000,000	5.446%, (1-Month USD Libor+450 basis points), 4/25/2029[1,2,5]	1,262,025
5,000,000	4.247%, (1-Month USD Libor+330 basis points), 4/25/2029[1,2,5]	3,380,024
3,750,000	Eagle RE 2020-1 Ltd. 3.797%, (1-Month USD Libor+285 basis points), 1/25/2030[1,2,5]	618,818
3,000,000	Finance of America HECM Buyout 2020-HB1 6.000%, 2/25/2030[1,2,4,6]	1,950,000
	Finance of America Structured Securities Trust 2019-HB1
1,250,000	5.682%, 4/25/2029[1,2,4]	1,000,000
2,500,000	6.000%, 4/25/2029[1,2,4]	1,700,000

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$706,119	FirstKey Lending 2015-SFR1 Trust 5.128%, 3/9/2047[1,2,4]	$706,274
5,000,000	FMC GMSR Issuer Trust 4.720%, 9/25/2024[1,4]	3,000,000
1,000,000	Foursight Capital Automobile Receivables Trust 2018-1 6.820%, 4/15/2025[1,2]	640,210
	Foursight Capital Automobile Receivables Trust 2018-2
2,000,000	5.500%, 10/15/2024[1,2]	1,767,698
2,000,000	6.480%, 6/15/2026[1,2]	1,419,857
3,100,000	Foursight Capital Automobile Receivables Trust 2019-1 5.570%, 11/16/2026[1,2]	1,984,650
	Freddie Mac Multifamily Structured Pass-Through Certificates
14,999,336	1.955%, (1-Month USD Libor+44 basis points), 1/25/2027[2,5]	14,939,338
10,000,000	2.025%, (1-Month USD Libor+51 basis points), 12/25/2029[2,5]	9,980,000
	Freddie Mac Structured Agency Credit Risk Debt Notes
960,260	11.696%, (1-Month USD Libor+1,075 basis points), 3/25/2025[2,5]	702,256
2,674,832	10.146%, (1-Month USD Libor+920 basis points), 10/25/2027[2,5]	2,342,182
1,688,596	8.496%, (1-Month USD Libor+755 basis points), 12/25/2027[2,5]	1,088,373
2,076,406	5.946%, (1-Month USD Libor+500 basis points), 12/25/2028[2,5]	1,997,094
2,000,000	4.397%, (1-Month USD Libor+345 basis points), 10/25/2029[2,5]	1,779,546
3,141,490	3.447%, (1-Month USD Libor+250 basis points), 12/25/2042[2,5]	1,588,865
237,439	3.947%, (1-Month USD Libor+300 basis points), 12/25/2042[2,5]	62,873
182,808	3.397%, (1-Month USD Libor+245 basis points), 12/25/2042[2,5]	146,246
500,000	3.980%, 9/25/2047[1,2,4]	446,773
498,830	3.980%, 9/25/2047[1,2,4]	136,761
4,207,000	4.697%, (1-Month USD Libor+375 basis points), 4/25/2043[1,2,5]	2,631,592
1,000,000	3.729%, 2/25/2048[1,2,4]	299,867
1,847,392	3.811%, 5/25/2048[1,2,4]	548,925
3,000,000	4.148%, 8/25/2048[1,2,4]	966,316
998,906	4.460%, 11/25/2048[1,2,4]	342,312
1,000,000	9.296%, (1-Month USD Libor+835 basis points), 1/25/2048[1,2,5]	250,000
2,100,000	4.997%, (1-Month USD Libor+405 basis points), 2/25/2049[1,2,5]	851,991
3,463,918	10.296%, (1-Month USD Libor+935 basis points), 4/25/2028[2,5]	2,382,600
6,000,000	5.596%, (1-Month USD Libor+465 basis points), 1/25/2049[1,2,5]	2,782,962
1,493,321	9.546%, (1-Month USD Libor+860 basis points), 3/25/2029[2,5]	970,658
5,678,563	5.196%, (1-Month USD Libor+425 basis points), 11/25/2023[2,5]	5,464,967
5,073,000	3.729%, 2/25/2048[1,2,4]	3,414,046
19,712,180	3.811%, 5/25/2048[1,2,4]	14,153,511
13,385,000	3.811%, 5/25/2048[1,2,4]	11,370,844
4,000,000	4.148%, 8/25/2048[1,2,4]	3,272,082
940,921	1.897%, (1-Month USD Libor+95 basis points), 11/25/2048[1,2,5]	916,599
2,500,000	FREED ABS TRUST 2018-2 5.880%, 10/20/2025[1,2]	625,000

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,500,000	Home Re 2018-1 Ltd. 4.947%, (1-Month USD Libor+400 basis points), 10/25/2028[1,2,5]	$825,109
	Home Re 2019-1 Ltd.
8,000,000	4.197%, (1-Month USD Libor+325 basis points), 5/25/2029[1,2,5]	5,841,690
7,000,000	5.296%, (1-Month USD Libor+435 basis points), 5/25/2029[1,2,5]	1,819,280
3,000,000	Lendmark Funding Trust 2019-1 5.340%, 12/20/2027[1,2]	838,918
4,660,000	Lendmark Funding Trust 2019-2 5.240%, 4/20/2028[1,2]	1,234,863
1,000,000	LOANDEPOT GMSR Master Trust Seres 2018-GT1 4.205%, (1-Month USD Libor+350 basis points), 10/16/2023[1,5]	600,000
6,000,000	Mariner Finance Issuance Trust 2019-A 5.440%, 7/20/2032[1,2]	1,731,223
6,000,000	Mortgage Insurance-Linked Notes Series 2019-1 5.096%, (1-Month USD Libor+415 basis points), 11/26/2029[1,2,5]	1,014,475
	Mortgage Insurance-Linked Notes Series 2020-1
1,570,000	3.197%, (1-Month USD Libor+225 basis points), 2/25/2030[1,2,5]	784,223
2,350,000	3.947%, (1-Month USD Libor+300 basis points), 2/25/2030[1,2,5]	396,491
	Mosaic Solar Loan Trust 2017-2
3,363,758	2.000%, 6/22/2043[1,2]	2,200,301
2,336,010	0.000%, 6/22/2043[1,2]	817,603
5,023,255	Mosaic Solar Loan Trust 2018-1 2.000%, 6/22/2043[1,2]	3,285,830
	Mosaic Solar Loan Trust 2018-2-GS
2,507,623	5.970%, 2/22/2044[1,2]	1,597,519
11,599,000	7.440%, 2/22/2044[1,2]	6,038,903
1,387,246	Mosaic Solar Loan Trust 2019-1 0.000%, 12/21/2043[1,2]	871,958
6,270,000	Mosaic Solar Loan Trust 2019-2 6.180%, 9/20/2040[1,2]	3,264,413
1,000,000	Multifamily Connecticut Avenue Securities Trust 4.197%, (1-Month USD Libor+325 basis points), 10/15/2049[1,2,5]	540,000
3,000,000	Multifamily Connecticut Avenue Securities Trust 2020-01 4.362%, (1-Month USD Libor+375 basis points), 3/25/2050[1,2,5]	1,620,000
1,000,000	Nationstar HECM Loan Trust 2018-2 6.000%, 7/25/2028[1,2,4]	650,000
3,000,000	Nationstar HECM Loan Trust 2018-3 6.000%, 11/25/2028[1,2,4]	2,100,000
6,000,000	Nationstar HECM Loan Trust 2019-1 5.804%, 6/25/2029[1,2,4]	4,680,000
4,752,000	Nationstar HECM Loan Trust 2019-2 5.682%, 11/25/2029[1,2,4]	3,564,000
4,000,000	Oaktown Re 2017-1 Ltd. 6.696%, (1-Month USD Libor+575 basis points), 4/25/2027[1,2,5]	711,062

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Oaktown Re 2018-1 Ltd.
$4,230,000	3.797%, (1-Month USD Libor+285 basis points), 7/25/2028[1,2,5]	$3,161,613
4,000,000	4.996%, (1-Month USD Libor+405 basis points), 7/25/2028[1,2,5]	971,198
	Oaktown Re 2019-1 Ltd.
2,250,000	3.497%, (1-Month USD Libor+255 basis points), 7/25/2029[1,2,5]	1,473,054
1,200,000	4.447%, (1-Month USD Libor+350 basis points), 7/25/2029[1,2,5]	199,581
1,450,000	5.296%, (1-Month USD Libor+435 basis points), 7/25/2029[1,2,5]	242,578
3,790,000	Octane Receivables Trust 2019-1 5.960%, 5/20/2027[1,2]	2,562,370
5,300,000	PNMAC FMSR ISSUER TRUST 2018-FT1 3.297%, (1-Month USD Libor+235 basis points), 4/25/2023[1,2,5]	3,180,000
6,050,000	PNMAC GMSR ISSUER TRUST 2018-GT1 3.797%, (1-Month USD Libor+285 basis points), 2/25/2023[1,5]	3,630,000
9,500,000	PNMAC GMSR ISSUER TRUST 2018-GT2 3.597%, (1-Month USD Libor+265 basis points), 8/25/2025[1,2,5]	5,700,000
	Radnor RE 2018-1 Ltd.
2,000,000	3.647%, (1-Month USD Libor+270 basis points), 3/25/2028[1,2,5]	1,319,656
4,000,000	4.747%, (1-Month USD Libor+380 basis points), 3/25/2028[1,2,5]	1,074,988
	Radnor RE 2019-1 Ltd.
2,808,756	2.897%, (1-Month USD Libor+195 basis points), 2/25/2029[1,2,5]	2,613,339
3,000,000	5.396%, (1-Month USD Libor+445 basis points), 2/25/2029[1,2,5]	746,137
5,350,000	3.647%, (1-Month USD Libor+270 basis points), 6/25/2029[1,2,5]	1,404,976
5,137,654	RESI Finance LP 2003-C 2.263%, (1-Month USD Libor+140 basis points), 9/10/2035[1,2,5]	1,284,414
1,618,092	RESI Finance LP 2003-CB1 2.513%, (1-Month USD Libor+165 basis points), 6/10/2035[1,2,5]	566,332
981,972	RESI Finance LP 2003-D 2.163%, (1-Month USD Libor+130 basis points), 12/10/2035[1,2,5]	196,394
	RESI Finance LP 2004-A
202,064	2.063%, (1-Month USD Libor+120 basis points), 2/10/2036[1,2,5]	2,021
321,840	1.863%, (1-Month USD Libor+100 basis points), 2/10/2036[1,2,5]	3,218
6,000,000	RMF Buyout Issuance Trust 2018-1 6.000%, 11/25/2028[1,2,4]	4,500,000
1,500,000	RMF Buyout Issuance Trust 2019-1 6.000%, 7/25/2029[1,2,4]	1,050,000
1,925,000	RMF Buyout Issuance Trust 2020-1 6.000%, 2/25/2030[1,2,4]	1,309,000
5,796,788	Sunnova Helios II Issuer LLC 5.320%, 6/20/2046[1,2]	3,156,821
4,000,000	Tesla Auto Lease Trust 2018-B 7.870%, 6/20/2022[1,2]	3,809,883
2,000,000	Tesla Auto Lease Trust 2019-A 5.480%, 5/22/2023[1,2]	1,784,273

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,110,000	United Auto Credit Securitization Trust 2019-1 6.050%, 1/12/2026[1,2]	$2,007,200
5,494,000	Upstart Securitization Trust 2020-1 4.899%, 4/22/2030[1,2]	1,731,202
6,000,000	Vericrest Opportunity Loan Trust 2019-NPL4 5.438%, 8/25/2049[1,2,7]	3,750,000
1,500,000	Vericrest Opportunity Loan Trust 2019-NPL5 5.193%, 9/25/2049[1,2,7]	1,039,290
5,000,000	Vericrest Opportunity Loan Trust 2019-NPL8 5.193%, 11/25/2049[1,2,7]	3,125,000
9,134,286	Vivint Solar Financing VI LLC 6.363%, (3-Month USD Libor+475 basis points), 8/29/2023[1,2,5]	5,726,933
6,000,000	VOLT LXXXIII LLC 4.949%, 11/26/2049[1,2,7]	3,750,000
2,000,000	Westlake Automobile Receivables Trust 2018-1 5.600%, 7/15/2024[1,2]	1,709,802
2,000,000	Westlake Automobile Receivables Trust 2018-2 6.040%, 1/15/2025[1,2]	1,580,220
2,000,000	Westlake Automobile Receivables Trust 2018-3 6.020%, 2/18/2025[1,2]	1,548,662
	TOTAL ASSET-BACKED SECURITIES
	(Cost $424,995,015)	253,548,114
	COLLATERALIZED MORTGAGE OBLIGATIONS — 20.9%
1,400,000	BRAVO Residential Funding Trust 2019-2 4.797%, 11/25/2059[1,2,4]	694,947
1,700,000	BRAVO Residential Funding Trust 2019-NQM1 5.689%, 7/25/2059[1,2,4]	1,016,634
1,054,000	CFMT 2019-HB1 LLC 6.000%, 12/25/2029[1,2,4]	737,800
14,428,300	CHL Mortgage Pass-Through Trust 2005-3 1.598%, 4/25/2035[2,3,4]	723,810
4,000,000	Citigroup Mortgage Loan Trust 2019-C 5.000%, 9/25/2059[1,2,7]	2,500,000
2,100,000	Citigroup Mortgage Loan Trust 2019-IMC1 5.410%, 7/25/2049[1,2,4]	1,069,522
1,000,000	Consumer Loan Underlying Bond CLUB Credit Trust 2020-P1 4.610%, 3/15/2028[1,2]	250,000
	Fannie Mae Connecticut Avenue Securities
9,204,095	3.347%, (1-Month USD Libor+240 basis points), 4/25/2031[1,2,5]	8,144,738
6,240,000	4.697%, (1-Month USD Libor+375 basis points), 3/25/2031[2,5]	3,154,582
1,000,000	4.947%, (1-Month USD Libor+400 basis points), 5/25/2030[2,5]	583,451
4,000,000	5.047%, (1-Month USD Libor+410 basis points), 9/25/2031[1,2,5]	2,001,391
5,000,000	5.047%, (1-Month USD Libor+410 basis points), 7/25/2039[1,2,5]	2,929,886
6,000,000	4.347%, (1-Month USD Libor+340 basis points), 10/25/2039[1,2,5]	2,044,812

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$4,161,946	3.097%, (1-Month USD Libor+215 basis points), 11/25/2039[1,2,5]	$2,913,362
4,100,000	10.196%, (1-Month USD Libor+925 basis points), 11/25/2039[1,2,5]	1,230,000
2,274,325	10.196%, (1-Month USD Libor+925 basis points), 4/25/2029[2,5]	1,384,580
3,000,000	5.296%, (1-Month USD Libor+435 basis points), 4/25/2031[1,2,5]	1,572,203
5,000,000	3.047%, (1-Month USD Libor+210 basis points), 10/25/2039[1,2,5]	4,057,409
3,500,000	4.597%, (1-Month USD Libor+365 basis points), 2/25/2040[1,2,5]	2,100,000
1,900,000	7.678%, (1-Month USD Libor+675 basis points), 2/25/2040[1,2,5]	570,000
20,756,860	0.000%, (1-Month USD Libor+525 basis points), 10/25/2023[2,5]	20,310,400
4,420,926	0.000%, (1-Month USD Libor+260 basis points), 5/25/2024[2,5]	4,034,095
6,381,353	5.339%, (1-Month USD Libor+490 basis points), 11/25/2024[2,5]	6,072,253
6,333,333	0.000%, (1-Month USD Libor+250 basis points), 5/25/2030[2,5]	5,256,666
3,000,000	FREMF 2019-KF67 Mortgage Trust 3.765%, (1-Month USD Libor+225 basis points), 8/25/2029[1,2,5]	1,870,360
7,500,000	FREMF Mortgage Trust 3.247%, (1-Month USD Libor+230 basis points), 7/25/2024[1,2,5]	5,235,054
2,000,000	Home Partners of America 2017-1 Trust 0.000%, (1-Month USD Libor+265 basis points), 7/17/2034[1,5]	1,921,250
3,083,885	JP Morgan Seasoned Mortgage Trust 2014-1 2.473%, 5/25/2033[1,2,4]	1,912,009
2,518,376	JP Morgan Trust 2015-1 2.974%, 12/25/2044[1,2,4]	2,308,367
2,800,000	LHOME Mortgage Trust 2019-RTL3 5.682%, 7/25/2024[1,2,7]	1,400,000
717,258	New Residential Mortgage Loan Trust 2014-1 6.067%, 1/25/2054[1,2,4]	552,289
3,000,000	New Residential Mortgage Loan Trust 2018-NQM1 5.262%, 11/25/2048[1,2,4]	1,294,435
1,243,000	New Residential Mortgage Loan Trust 2019-NQM1 5.476%, 1/25/2049[1,2,4]	663,429
3,123,000	New Residential Mortgage Loan Trust 2019-NQM2 5.670%, 4/25/2049[1,2,4]	1,458,416
1,389,000	New Residential Mortgage Loan Trust 2020-NQM1 4.524%, 1/26/2060[1,2,4]	530,625
2,630,000	Republic FInance Issuance Trust 2019-A 5.100%, 11/22/2027[1,2]	748,674
909,919	Spruce Hill Mortgage Loan Trust 2020-SH1 2.831%, 1/28/2050[1,2,4]	854,236
1,632,900	Starwood Mortgage Residential Trust 2019-IMC1 5.840%, 2/25/2049[1,2,4]	895,933
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $135,577,011)	96,997,618

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 0.0%
FINANCIALS — 0.0%
$750,000	First Matrix RMOF Trust 0.000% 10/1/2029[4,6]	$—
TOTAL FINANCIALS
	(Cost $6,456)	—
TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 39.5%
3,275,676	Fidelity Institutional Government Portfolio, 0.300%[8,9]	3,275,676
180,190,591	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.250%[9]	180,190,591
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $183,466,267)	183,466,267
	TOTAL INVESTMENTS — 114.9%
	(Cost $744,044,749)	534,011,999
	Liabilities in Excess of Other Assets — 14.9%	(69,098,364)
	TOTAL NET ASSETS — 100.0%	$464,913,635

	SECURITIES SOLD SHORT — 0.3%
	EXCHANGE-TRADED FUNDS — 0.3%
(15,220)	SPDR Bloomberg Barclays High Yield Bond ETF	(1,441,943)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,598,882)	(1,441,943)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,598,882)	$(1,441,943)

LP – Limited Partnership
LLC – Limited Liability Company
ETF – Exchange-Traded Fund

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $264,470,311, which represents 56.9% of total net assets of the Fund.
[2]Callable.
[3]Interest-only security.
[4]Variable rate security.
[5]Floating rate security.
[6]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.4% of Net Assets. The total value of these securities is $1,959,810.
[7]Step rate security.
[8]All or a portion of this security is segregated as collateral for securities sold short.
[9]The rate is the annualized seven-day yield at period end.